Commitment and Contingencies	12 Months Ended
Sep. 30, 2025
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 21 – COMMITMENT AND CONTINGENCIES

The Company entered into several fixed asset purchase contracts and house rental agreements in 2025. According to the terms of these contracts, the Company has irrevocable commitment to make payments. As of September 30, 2025, the Company still has the following payments to be made in accordance with the contract:

Future payments	Capital commitments
October 2025 to September 2026	$209,275
Thereafter	-
Total	$209,275

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of September 30, 2025 and 2024, the Company had no pending legal proceedings outstanding.